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[LINCOLN FINANCIAL GROUP(R) LOGO]

                                                                 LAW DEPARTMENT
                                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                      1300 SOUTH CLINTON STREET
                                                           FORT WAYNE, IN 46802

                                                              MARY JO ARDINGTON
                                                      ASSOCIATE GENERAL COUNSEL
                                                            Phone: 260-455-3917
                                                       MaryJo.Ardington@LFG.com
VIA EDGAR


April 27, 2011

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re: Pre-Effective Amendment No. 2 to the Registration Statement
    on Form N-4 for Lincoln Life & Annuity Variable Annuity Account H Lincoln Life & Annuity Company of New York
    American Legacy(R) Signature
    File Nos. 811-08441; 333-171097
    -------------------------------

Commissioners:

On behalf of Lincoln Life & Annuity Company of New York (the "Company") and Lincoln Life & Annuity Variable Annuity Account H (the "Account"), transmitted herewith for filing is Pre-Effective Amendment No. 2 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from Pre-Effective Amendment No. 1 (filed April 8, 2011).

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits. Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Mary Jo Ardington

Mary Jo Ardington
Associate General Counsel